BALANCE SHEET - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 04, 2021
Current assets:
Cash	$ 434,629	$ 189,971
Prepaid expenses	664,180	744,542
Total current assets	1,098,809	934,513
Cash held in trust account	235,801,285	235,750,000
TOTAL ASSETS	236,900,094	236,684,513
Current liabilities:
Accounts payable	370,376	15,440
Accrued expenses	3,196,562	107,734
Accrued offering costs	314,153	314,153
Due to related party	42,631	884
Total current liabilities	5,463,412	438,211
Deferred underwriting fee payable	8,050,000	8,050,000
TOTAL LIABILITIES	13,513,412	8,488,211
Commitments (see Note 6)
Class A ordinary shares, $0.0001 par value, subject to possible redemption; 23,000,000 shares at redemption value	235,750,000	235,750,000
Shareholders' Deficit
Additional paid-in capital
Total Shareholders' Deficit	(12,363,318)	(7,553,698)	$ 17,214	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	236,900,094	236,684,513
Class A ordinary shares
Shareholders' Deficit
Accumulated deficit	(12,363,893)	(7,554,273)
Class B ordinary shares
Shareholders' Deficit
Common Stock	$ 575	$ 575